DIVIDEND PREFERENCE SHARES - Additional information (Details) ₫ / shares in Units, ₫ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2022 VND (₫)	May 31, 2022 VND (₫)	Mar. 31, 2022 ₫ / shares shares	Dec. 31, 2025 VND (₫) ₫ / shares shares	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 USD ($)
DIVIDEND PREFERENCE SHARES
Long-term derivative liabilities				₫ 13,064	₫ 36,326		$ 520,043
Value of shares issued | ₫						₫ 4,605,166
Number of shares issued				7,157,726,181
Vingroup JSC | Exchangeable Bonds
DIVIDEND PREFERENCE SHARES
Aggregate principal amount | $								$ 625,000,000
Short-term loans, interest rate per annum					9.00%
DPS1
DIVIDEND PREFERENCE SHARES
Number of shares issued			10,000	120,254,284
Par value (in VND per share) | ₫ / shares			₫ 0
Percentage rate used to calculate dividend payments, issuance value				0.01%
DPS2
DIVIDEND PREFERENCE SHARES
Long-term derivative liabilities				₫ 24,332,000			$ 968,600,000
DPS2 | VinFast Vietnam
DIVIDEND PREFERENCE SHARES
Value of shares issued | ₫	₫ 2,249,640	₫ 11,745,720
DPS2 | Vingroup JSC
DIVIDEND PREFERENCE SHARES
Automatic conversion period for preferred stock (in years)				5 years 3 months
Conversion ratio				1			1
DPS3
DIVIDEND PREFERENCE SHARES
Number of shares issued				916,612,490
Percentage rate used to calculate dividend payments, issuance value				9.00%
DPS4
DIVIDEND PREFERENCE SHARES
Number of shares issued				2,578,216,022
Percentage rate used to calculate dividend payments, issuance value				0.01%
DPS5
DIVIDEND PREFERENCE SHARES
Number of shares issued				3,542,643,385
Par value (in VND per share) | ₫ / shares				₫ 0
Percentage rate used to calculate dividend payments, issuance value				12.00%